Share-based payments - Management board and employees Options and RSUs grants awarded and exercises (Details)						12 Months Ended
	Jan. 01, 2022 item	Dec. 18, 2020 EquityInstruments	Dec. 01, 2020 USD ($)	Oct. 15, 2020 Options	Sep. 11, 2020 Options $ / shares	Dec. 31, 2021	Dec. 31, 2021 Options	Dec. 31, 2021 $ / shares	Dec. 31, 2021 tranche	Dec. 31, 2021 USD ($)	Dec. 31, 2020
RSUs | Former Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Awards | item	62,284
2019 Plan | Supervisory board members
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration Date						10 years
2019 Plan | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted | EquityInstruments		300,000
Expiration Date		10 years
2019 Plan | RSUs | Key management personnel
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted					75,000					142,764
2019 Plan | RSUs | Former Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted			324,000		72,350
Expiration Date											10 years
2019 Plan | RSUs | Former Chief Financial Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted					32,250
2019 Plan | RSUs | Chief Information Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted					30,000
2019 Plan | RSUs | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted				251,500
2019 Plan | RSUs | Supervisory board members
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration Date						10 years
2019 Plan | RSU Granted One
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted							95,499
Number of tranches | tranche									4
Vesting period						4 years
Expiration Date						10 years
2019 Plan | RSU Granted Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted							30,000
Number of tranches | tranche									3
Vesting period						3 years
Expiration Date						10 years
2019 Plan | RSU Granted Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted							15,000
Number of tranches | tranche									3
Expiration Date						10 years
2019 Plan | RSU Granted Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted							22,936
Number of tranches | tranche									4
Vesting period						4 years
Expiration Date						10 years
2019 Plan | RSU Granted Five
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted							3,891
Number of tranches | tranche									4
Vesting period						4 years
Expiration Date						10 years
2019 Plan | Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Trading days					20 days
Exercise price | $ / shares					$ 11.60
Expiration Date						10 years
2019 Plan | Options | Key management personnel
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					87,500					15,000
2019 Plan | Options | Former Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					36,175
2019 Plan | Options | Former Chief Financial Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					16,250
2019 Plan | Options | Chief Information Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					15,000
2019 Plan | Options Granted Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted							15,000		15,000
Trading days						20 days
Exercise price | $ / shares								$ 12.52
Number of tranches | tranche									3
Vesting period						3 years
2019 Plan | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					33.33%
2019 Plan | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					33.33%
2019 Plan | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					33.33%